Consolidated Balance Sheets	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,065,495,008	$ 324,121,239	¥ 1,537,557,823
Restricted cash and cash equivalents	177,924,840	27,920,290	135,404,201
Short-term investments	5,926,600,761	930,012,987	5,042,314,438
Short-term loan principal and financing service fee receivables (net of allowance of RMB 849,234,936 and RMB 267,039,108 (US$ 41,904,263) as of December 31, 2020 and 2021, respectively)	2,371,965,781	372,213,190	3,940,461,302
Short-term finance lease receivables (net of allowance of RMB 21,151,963 and RMB 4,948,676 (US$ 776,555) as of December 31, 2020 and 2021, respectively; including unearned revenue of RMB 7,453,471 and RMB 1,215,118 (US$ 190,679) as of December 31, 2020 and 2021, respectively)	31,462,237	4,937,112	179,612,841
Short-term contract assets (net of allowance of RMB 95,778 and RMB 31,168 (US$ 4,890) as of December 31, 2020 and 2021, respectively)	27,964,852	4,388,296	92,812,707
Derivative instruments	17,375,517	2,726,598
Other current assets (net of allowance of RMB 160,745,160 and RMB 201,242,068 (US$ 31,579,272) as of December 31, 2020 and 2021, respectively)	1,599,299,671	250,965,019	762,312,764
Total current assets	12,218,088,667	1,917,284,731	11,690,476,076
Non-current assets:
Long-term finance lease receivables (net of allowance of RMB 3,397,366 and RMB 193,812 (US$ 30,413) as of December 31, 2020 and 2021, respectively; including unearned revenue of RMB 4,737,540 and RMB 71,896 (US$ 11,282) as of December 31, 2020 and 2021, respectively)	398,955	62,605	28,771,351
Right-of-use assets	300,607,320	47,171,848	210,898,398
Investment in equity method investee (including amounts measured at fair value of RMB 306,275,523 and RMB nil (US$ nil) as of December 31, 2020 and 2021, respectively)	85,581,620	13,429,624	349,275,523
Long-term investments (including amounts measured at fair value of RMB nil and RMB 234,425,472 (US$ 36,786,472) as of December 31, 2020 and 2021, respectively)	286,065,467	44,889,914	209,868,073
Property and equipment, net (net of allowance of RMB nil and RMB 147,137,267 (US$ 23,089,048) as of December 31, 2020 and 2021, respectively)	659,100,648	103,427,275	302,969,361
Intangible assets	11,011,807	1,727,992	8,478,390
Long-term contract assets (net of allowance of RMB 23,174 and RMB nil (US$ nil) as of December 31, 2020 and 2021, respectively)	31,438	4,933	23,093,566
Deferred tax assets	87,285,917	13,697,065	154,959,777
Other non-current assets (net of allowance of RMB nil and RMB 2,982,978 (US$ 468,094) as of December 31, 2020 and 2021, respectively)	442,953,334	69,509,044	419,241,195
Total non-current assets	1,873,036,506	293,920,300	1,707,555,634
TOTAL ASSETS	14,091,125,173	2,211,205,031	13,398,031,710
Current liabilities:
Short-term lease liabilities	37,470,431	5,879,928	23,763,237
Accrued expenses and other current liabilities	376,867,814	59,138,784	336,790,094
Guarantee liabilities and risk assurance liabilities (including amounts of guarantee liabilities of RMB 11,697,633 and RMB 885,303 (US$ 138,923), risk assurance liabilities of RMB 19,701,689 and RMB nil (US$ nil) as of December 31, 2020 and 2021, respectively).	885,303	138,923	31,399,322
Income tax payable	78,293,697	12,285,990	80,655,585
Total current liabilities	493,517,245	77,443,625	472,608,238
Non-current liabilities:
Long-term borrowings and interest payables	145,311,721	22,802,580	102,415,457
Convertible senior notes	681,400,553	106,926,616	822,004,519
Deferred tax liabilities	68,543,130	10,755,913	10,923,276
Long-term lease liabilities	168,800,246	26,488,442	80,236,369
Other non-current liabilities	10,012,997	1,571,258
Total non-current liabilities	1,074,068,647	168,544,809	1,015,579,621
Total liabilities	1,567,585,892	245,988,434	1,488,187,859
Commitments and contingencies
Equity:
Treasury shares	(346,320,584)	(54,345,257)	(371,551,131)
Additional paid-in capital	4,017,374,973	630,413,799	4,007,259,660
Accumulated other comprehensive loss	(58,997,174)	(9,257,944)	(51,419,766)
Retained earnings	8,904,453,278	1,397,303,028	8,315,379,200
Total shareholders' equity	12,516,686,381	1,964,141,227	11,899,843,851
Non-controlling interests	6,852,900	1,075,370	10,000,000
Total equity	12,523,539,281	1,965,216,597	11,909,843,851
TOTAL LIABILITIES AND EQUITY	14,091,125,173	2,211,205,031	13,398,031,710
Class A Voting Ordinary Shares [Member]
Equity:
Common stock	132,052	20,722	132,052
Class B Voting Ordinary Shares [Member]
Equity:
Common stock	¥ 43,836	$ 6,879	¥ 43,836